Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2025 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—43.1%
		Communication Services—2.0%
25,042		AT&T, Inc.	$ 708,188
13,800		Comcast Corp., Class A	509,220
3,000	[1]	Criteo S.A., ADR	106,230
3,038		Electronic Arts, Inc.	439,052
3,900	[1]	Ibotta, Inc.	164,580
15,000	[1]	Integral Ad Science Holding Corp.	120,900
6,581	[1]	Liberty Global Ltd.	75,747
13		Sirius XM Radio, Inc.	293
378	[1]	Take-Two Interactive Software, Inc.	78,341
471		T-Mobile USA, Inc.	125,620
13,740		Verizon Communications, Inc.	623,246
5,380		Walt Disney Co.	531,006
20,602	[1]	Warner Bros. Discovery, Inc.	221,060
		TOTAL	3,703,483
		Consumer Discretionary—2.8%
28,978		ADT, Inc.	235,881
620	[1]	Amer Sports, Inc.	16,573
39		Booking Holdings, Inc.	179,669
1,619		BorgWarner, Inc.	46,384
712	[1]	Bright Horizons Family Solutions, Inc.	90,452
4,402	[1]	Capri Holdings Ltd.	86,851
14	[1]	Carnival Corp.	273
2,208		Columbia Sportswear Co.	167,124
473	[1]	Crocs, Inc.	50,233
1,849	[1]	DoorDash, Inc.	337,942
2,991	[1]	Etsy, Inc.	141,115
5,246		Ford Motor Co.	52,617
4,332		General Motors Co.	203,734
4,503		Hasbro, Inc.	276,889
42,188	[1]	HBX Group International PLC	454,354
896		Hilton Worldwide Holdings, Inc.	203,885
1,469		Home Depot, Inc.	538,374
15,000	[1]	KinderCare Learning Cos., Inc.	173,850
734		Kohl’s Corp.	6,004
3,700	[1]	Kura Sushi USA, Inc.	189,440
2,755		Leggett and Platt, Inc.	21,792
2,252		Lowe’s Cos., Inc.	525,234
29,202	[1]	Lucid Group, Inc.	70,669
110		Macy’s, Inc.	1,382
4,237	[1]	Mattel, Inc.	82,325
1,434		McDonald’s Corp.	447,939
447	[1]	MGM Resorts International	13,249
120	[1]	O’Reilly Automotive, Inc.	171,910
693		PVH Corp.	44,796

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
19		Ralph Lauren Corp.	$ 4,194
204	[1]	Rivian Automotive, Inc.	2,540
25,000	[1]	Savers Value Village, Inc.	172,500
3	[1]	TopBuild Corp.	915
665		Wynn Resorts Ltd.	55,527
		TOTAL	5,066,616
		Consumer Staples—3.5%
8,519		Archer-Daniels-Midland Co.	408,997
3,483		Bunge Global S.A.	266,171
3		Coca-Cola Bottling Co.	4,050
3,170		Colgate-Palmolive Co.	297,029
9,196		Conagra Brands, Inc.	245,257
719		General Mills, Inc.	42,989
2,960		Ingredion, Inc.	400,222
811		Kellanova	66,899
2,062		Kimberly-Clark Corp.	293,258
1,426		Mondelez International, Inc.	96,754
2,200	[1]	Oddity Tech Ltd.	95,172
1,358		PepsiCo, Inc.	203,619
4,937		Philip Morris International, Inc.	783,650
3,589	[1]	Pilgrim’s Pride Corp.	195,636
4,686		Procter & Gamble Co.	798,588
17,200	[1]	Smithfield Foods, Inc.	350,708
1,260		Target Corp.	131,494
164	[1]	The Boston Beer Co., Inc., Class A	39,170
2,935	[1]	US Foods Holding Corp.	192,125
15,509		WalMart, Inc.	1,361,535
30,000	[1]	Zabka Group S.A.	160,596
		TOTAL	6,433,919
		Energy—3.1%
418		Cheniere Energy, Inc.	96,725
2,599		Chevron Corp.	434,787
9,624		Civitas Resources, Inc.	335,781
7,190		ConocoPhillips	755,094
6,475		Devon Energy Corp.	242,165
3,524		DT Midstream, Inc.	339,996
137		EOG Resources, Inc.	17,569
11,308		Exxon Mobil Corp.	1,344,860
674		Hess Corp.	107,658
25,715	[1]	Infinity Natural Resources, Inc.	482,156
11,279		Kinder Morgan, Inc.	321,790
1,512		Marathon Petroleum Corp.	220,283
3,906		Ovintiv, Inc.	167,177
1,851		TechnipFMC PLC	58,658
1,320		Valero Energy Corp.	174,332
4,286	[1]	Venture Global, Inc.	44,146
7,054		Williams Cos., Inc.	421,547
		TOTAL	5,564,724

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—9.1%
2,046		Affiliated Managers Group, Inc.	$ 343,789
529		American Express Co.	142,327
6,330		American International Group, Inc.	550,330
687		Ameriprise Financial, Inc.	332,584
1,718		Axis Capital Holdings Ltd.	172,212
18,181		Bank of America Corp.	758,693
5,545		Bank of New York Mellon Corp.	465,059
4,505	[1]	Berkshire Hathaway, Inc., Class B	2,399,273
72		BlackRock, Inc.	68,147
6,325	[1]	Brighthouse Financial, Inc.	366,787
59		Cboe Global Markets, Inc.	13,351
705		Charles Schwab Corp.	55,187
3,802		Citigroup, Inc.	269,904
9,074		Citizens Financial Group, Inc.	371,762
9,784		Corebridge Financial, Inc.	308,881
235		Discover Financial Services	40,115
424		Everest Group Ltd.	154,052
6,206		Fidelity National Information Services, Inc.	463,464
62		First Citizens Bancshares, Inc., Class A	114,955
2,659	[1]	Fiserv, Inc.	587,187
408		Global Payments, Inc.	39,951
512		Globe Life, Inc.	67,441
105		Goldman Sachs Group, Inc.	57,360
10,648		Huntington Bancshares, Inc.	159,826
8,305		JPMorgan Chase & Co.	2,037,217
1,011		Lincoln National Corp.	36,305
5,941		MetLife, Inc.	477,003
5,513		Morgan Stanley	643,202
243		Northern Trust Corp.	23,972
4,077		Old Republic International Corp.	159,900
25,000	[1]	Oportun Financial Corp.	137,250
6,000	[1]	Oscar Health, Inc.	78,660
352	[1]	PayPal Holdings, Inc.	22,968
1,066		PNC Financial Services Group, Inc.	187,371
2,233		Prudential Financial, Inc.	249,381
2,449		Regions Financial Corp.	53,217
1,369		RenaissanceRe Holdings Ltd.	328,560
928		S&P Global, Inc.	471,517
4,471		State Street Corp.	400,289
6,495		Synchrony Financial	343,845
3,050		The Hartford Insurance Group, Inc.	377,377
1,892		Unum Group	154,122
1,124		VOYA Financial, Inc..	76,162
2,905		Webster Financial Corp. Waterbury	149,753
14,199		Wells Fargo & Co.	1,019,346
34,333		Western Union Co.	363,243
2,393	[1]	WEX, Inc.	375,749
10,670		XP, Inc.	146,713
		TOTAL	16,615,759

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—6.9%
2,265		Abbott Laboratories	$ 300,452
2,467		AbbVie, Inc.	516,886
75,000	[1]	AbCellera Biologics, Inc.	167,250
1,455		Agilent Technologies, Inc.	170,206
2,500	[1]	Amphastar Pharmaceuticals, Inc.	72,475
1,591		Becton Dickinson & Co.	364,434
6,000	[1]	Bicara Therapeutics, Inc.	78,180
250	[1]	Biogen, Inc.	34,210
167	[1]	Bio-Rad Laboratories, Inc., Class A	40,674
7,375	[1]	Boston Scientific Corp.	743,990
11,917		Bristol-Myers Squibb Co.	726,818
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
5,100	[1]	CG Oncology, Inc.	124,899
3,500		Concentra Group Holdings Parent, Inc.	75,950
393		CVS Health Corp.	26,626
1,925		Danaher Corp.	394,625
8,860		Dentsply Sirona, Inc.	132,368
4,000	[1]	Dynavax Technologies Corp.	51,880
281		Elevance Health, Inc.	122,224
2,426	[1]	Envista Holdings Corp.	41,873
6,778		Gilead Sciences, Inc.	759,475
1,858	[1]	Globus Medical, Inc.	136,006
1,289		HCA Healthcare, Inc.	445,414
5,434	[1]	Hologic, Inc.	335,658
2,196	[1]	Illumina, Inc.	174,231
1,196	[1]	Incyte Genomics, Inc.	72,418
4,000	[1]	Inmode Ltd.	70,960
261	[1]	IQVIA Holdings, Inc.	46,014
8,111		Johnson & Johnson	1,345,128
18,000	[1]	Kyverna Therapeutics, Inc.	34,740
4,000	[1]	Legend Biotech Corp., ADR	135,720
700		McKesson Corp.	471,093
2,405		Medtronic PLC	216,113
6,000	[1]	Mineralys Therapeutics, Inc.	95,280
3,000	[1]	Mirum Pharmaceuticals, Inc.	135,150
7,887		Pfizer, Inc.	199,856
20,298		Premier, Inc.	391,345
3,739	[1]	Qiagen NV	150,121
355	[1]	Regeneron Pharmaceuticals, Inc.	225,152
50,000	[1]	Relay Therapeutics, Inc.	131,000
6,000	[1]	Schrodinger, Inc.	118,440
6,200		Simulations Plus, Inc.	152,024
105,000	[1]	Sophia Genetics S.A.	348,600
63		STERIS PLC	14,279
1,729		The Cigna Group	568,841
738		Thermo Fisher Scientific, Inc.	367,229
3,000	[1]	Ultragenyx Pharmaceutical, Inc.	108,630
2,100		UnitedHealth Group, Inc.	1,099,875
18	[1]	Vertex Pharmaceuticals, Inc.	8,727

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
55		Zimmer Biomet Holdings, Inc.	$ 6,225
		TOTAL	12,550,772
		Industrials—6.2%
1,056		Allison Transmission Holdings, Inc.	101,028
25,000	[1]	Astroscale Holdings, Inc.	119,222
2,390	[1]	Avis Budget Group, Inc.	181,401
814		Broadridge Financial Solutions, Inc.	197,362
678	[1]	Builders Firstsource, Inc.	84,709
8,700	[1]	Byrna Technologies, Inc.	146,508
189		Carlisle Cos., Inc.	64,355
1,133		Caterpillar, Inc.	373,663
288		Cintas Corp.	59,193
3,731		CSX Corp.	109,803
1,016		Curtiss-Wright Corp.	322,346
589		Eaton Corp. PLC	160,108
792		Emcor Group, Inc.	292,747
2,387		Emerson Electric Co.	261,711
532		Expeditors International of Washington, Inc.	63,973
813		FedEx Corp.	198,193
48,000	[1]	Ferrari NV	410,029
2,541		GE Aerospace	508,581
695	[1]	GE Vernova, Inc.	212,170
1,041	[1]	Generac Holdings, Inc.	131,843
4,448		Graco, Inc.	371,453
3,024		Honeywell International, Inc.	640,332
2,980		Ingersoll-Rand, Inc.	238,489
2,191		J. B. Hunt Transportation Services, Inc.	324,158
821		KBR, Inc.	40,894
900		Landstar System, Inc.	135,180
1,686		Leidos Holdings, Inc.	227,509
1,109		Lockheed Martin Corp.	495,401
2,958		Masco Corp.	205,699
1,826	[1]	Mastec, Inc.	213,113
13,800	[1]	Montrose Environmental Group, Inc.	196,788
1,168		MSA Safety, Inc.	171,334
302		Northrop Grumman Corp.	154,627
2,334		Owens Corning, Inc.	333,342
377		Parker-Hannifin Corp.	229,159
4,355		Pentair PLC	380,975
1,638		RB Global, Inc.	164,291
236		Republic Services, Inc.	57,150
6,553		RTX Corp.	868,010
1,703		Ryder System, Inc.	244,908
12,500	[1]	Sun Country Airlines Holdings, Inc.	154,000
10,000	[1]	Timee, Inc.	100,753
10,000		Tokyo Metro Co., LTD	121,437
1,368		Trane Technologies PLC	460,907
1,036	[1]	United Airlines Holdings, Inc.	71,536
124		United Parcel Service, Inc.	13,639

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
196		United Rentals North America, Inc.	$ 122,833
729		Vestis Corp.	7,217
2,320		Wabtec Corp.	420,732
438		Xylem, Inc.	52,324
		TOTAL	11,217,135
		Information Technology—3.9%
787		Accenture PLC	245,575
1,966	[1]	Advanced Micro Devices, Inc.	201,987
279		Applied Materials, Inc.	40,488
25,000	[1]	Arteris, Inc.	172,750
6,000	[1]	C3.AI, Inc.	126,300
45,000	[1]	Cambium Networks Corp.	31,748
2,110	[1]	Ciena Corp.	127,507
2,626	[1]	Cirrus Logic, Inc.	261,694
5,701		Cisco Systems, Inc.	351,809
691	[1]	DXC Technology Co.	11,782
32	[1]	Fair Isaac & Co., Inc.	59,013
14,788		Gen Digital, Inc.	392,474
276	[1]	Guidewire Software, Inc.	51,711
15,995		Hewlett Packard Enterprise Co.	246,803
1,415		IBM Corp.	351,854
19,971		Intel Corp.	453,541
2,809		Juniper Networks, Inc.	101,658
4,358		Marvell Technology, Inc.	268,322
3,390		Micron Technology, Inc.	294,557
337		Motorola Solutions, Inc.	147,542
2,512	[1]	Nutanix, Inc.	175,363
1,201	[1]	PTC, Inc.	186,095
1,667	[1]	Qorvo, Inc.	120,707
1,081		Qualcomm, Inc.	166,052
28,000	[1]	Rigaku Holdings Corp.	177,470
95		Roper Technologies, Inc.	56,010
1,532		Salesforce, Inc.	411,128
3,322	[1]	Sandisk Corp.	158,160
693	[1]	SentinelOne, Inc.	12,599
70,000	[1]	Silvaco Group, Inc.	319,200
17,500	[1]	SimilarWeb Ltd.	144,725
67,500	[1]	Telos Corp.	160,650
597		Texas Instruments, Inc.	107,281
2,860	[1]	Twilio, Inc.	280,023
33	[1]	Tyler Technologies, Inc.	19,186
767		Ubiquiti Networks, Inc.	237,877
1,518	[1]	UiPath, Inc.	15,635
523	[1]	Unity Software, Inc.	10,246
1,276	[1]	Zebra Technologies Corp., Class A	360,547
		TOTAL	7,058,069
		Materials—1.8%
1,309		Aptargroup, Inc.	194,229
262		Avery Dennison Corp.	46,628

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
3,394		CRH PLC	$ 298,570
1,261		Crown Holdings, Inc.	112,557
1,446		Ecolab, Inc.	366,590
78		Freeport-McMoRan, Inc.	2,953
4,170		International Flavors & Fragrances, Inc.	323,634
6,171		International Paper Co.	329,223
15,000	[1]	Ivanhoe Electric, Inc.	87,150
1,638		Linde PLC	762,718
15,000	[1]	Lithium Royalty Corp.	52,222
1,017		Louisiana-Pacific Corp.	93,544
9,435		Newmont Corp.	455,522
129		Packaging Corp. of America	25,544
292		Royal Gold, Inc.	47,745
		TOTAL	3,198,829
		Real Estate—1.9%
1,698		Avalonbay Communities, Inc.	364,425
1,806	[1]	CBRE Group, Inc.	236,189
528		Equinix, Inc.	430,505
1,435		Iron Mountain, Inc.	123,467
250		Jones Lang LaSalle, Inc.	61,977
742		Lamar Advertising Co.	84,425
5,946		National Storage Affiliates Trust	234,272
1,508		Public Storage	451,329
1,791		SBA Communications Corp.	394,038
2,663		Simon Property Group, Inc.	442,271
6,452		Ventas, Inc.	443,640
550		Vornado Realty Trust, LP	20,345
2,654		Weyerhaeuser Co.	77,709
		TOTAL	3,364,592
		Utilities—1.9%
4,936		American Electric Power Co., Inc.	539,357
10,266		Clearway Energy, Inc.	292,170
5,919		Clearway Energy, Inc., Class C	179,168
5,313		Duke Energy Corp.	648,027
318		Edison International	18,737
6,884		MDU Resources Group, Inc.	116,408
1,203		National Fuel Gas Co.	95,266
11,060		NextEra Energy, Inc.	784,043
1,339		NRG Energy, Inc.	127,821
4,216		Public Service Enterprises Group, Inc.	346,977
3,857		Southern Co.	354,651
		TOTAL	3,502,625
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,691,741)	78,276,523
		U.S. TREASURIES—20.8%
		Treasury Inflation-Indexed Note—0.0%
$ 13,404		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,565
		U.S. Treasury Bond—3.5%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	97,453

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—continued
$ 760,000	United States Treasury Bond, 1.625%, 11/15/2050	$ 413,369
660,000	United States Treasury Bond, 2.375%, 2/15/2042	489,741
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,584
1,000	United States Treasury Bond, 3.000%, 11/15/2044	788
900,000	United States Treasury Bond, 3.000%, 2/15/2049	680,203
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	855,738
475,000	United States Treasury Bond, 4.250%, 2/15/2054	447,391
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,566,575
370,000	United States Treasury Bond, 4.500%, 2/15/2044	365,548
310,000	United States Treasury Bond, 4.625%, 5/15/2044	310,920
	TOTAL	6,242,310
	U.S. Treasury Note—17.3%
330,000	United States Treasury Note, 0.625%, 7/31/2026	315,726
200,000	United States Treasury Note, 0.875%, 11/15/2030	168,719
675,000	United States Treasury Note, 1.250%, 12/31/2026	644,612
300,000	United States Treasury Note, 1.375%, 11/15/2031	253,266
400,000	United States Treasury Note, 1.500%, 1/31/2027	382,986
200,000	United States Treasury Note, 1.625%, 5/15/2031	173,984
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,965
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,699,368
500,000	United States Treasury Note, 2.750%, 4/30/2027	488,533
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,044,553
40,000	United States Treasury Note, 2.875%, 5/31/2025	39,893
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,038
250,000	United States Treasury Note, 3.625%, 3/31/2028	248,170
150,000	United States Treasury Note, 3.875%, 11/30/2027	149,920
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	999,843
340,000	United States Treasury Note, 3.875%, 8/15/2034	331,341
835,000	United States Treasury Note, 4.000%, 7/31/2029	837,088
300,000	United States Treasury Note, 4.125%, 7/31/2028	302,111
760,000	United States Treasury Note, 4.125%, 11/30/2029	765,819
270,000	United States Treasury Note, 4.125%, 3/31/2031	271,308
225,000	United States Treasury Note, 4.125%, 7/31/2031	225,861
3,800,000	United States Treasury Note, 4.125%, 10/31/2031	3,811,875
1,000,000	United States Treasury Note, 4.125%, 2/29/2032	1,002,500
1,000,000	United States Treasury Note, 4.250%, 12/31/2026	1,005,232
600,000	United States Treasury Note, 4.250%, 2/28/2029	606,984
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,607,312
1,145,000	United States Treasury Note, 4.375%, 7/31/2026	1,150,857
2,000,000	United States Treasury Note, 4.375%, 12/31/2029	2,036,094
750,000	United States Treasury Note, 4.500%, 5/31/2029	766,158
150,000	United States Treasury Note, 4.625%, 6/30/2025	150,096
750,000	United States Treasury Note, 4.625%, 2/28/2026	753,340
500,000	United States Treasury Note, 4.625%, 4/30/2029	513,076
750,000	United States Treasury Note, 4.875%, 4/30/2026	756,417
1,800,000	United States Treasury Note, 5.000%, 9/30/2025	1,806,542
	TOTAL	31,465,587
	TOTAL U.S. TREASURIES (IDENTIFIED COST $39,101,253)	37,718,462

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—12.9%
	Basic Industry - Chemicals—0.1%
$ 100,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 99,438
	Basic Industry - Metals & Mining—0.1%
100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	100,125
70,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	68,262
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	58,240
	TOTAL	226,627
	Capital Goods - Aerospace & Defense—0.6%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	120,595
45,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	30,692
25,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	26,801
60,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	65,226
75,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	75,786
135,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	130,942
135,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	131,282
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	118,259
105,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	103,642
95,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	95,885
125,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	122,724
	TOTAL	1,021,834
	Capital Goods - Building Materials—0.0%
25,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	26,311
50,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	53,424
	TOTAL	79,735
	Capital Goods - Construction Machinery—0.1%
70,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	68,795
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	136,086
60,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	57,997
	TOTAL	262,878
	Capital Goods - Diversified Manufacturing—0.1%
45,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	44,742
70,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	44,589
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	58,015
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	20,307
20,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	19,838
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	39,363
	TOTAL	226,854
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	33,307
40,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	40,521
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	36,509
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	38,027
	TOTAL	148,364
	Communications - Cable & Satellite—0.4%
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	15,195
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	75,442
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	270,320
150,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	149,664

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 130,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	$ 127,397
	TOTAL	638,018
	Communications - Media & Entertainment—0.3%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,009
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,573
60,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	60,382
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	98,596
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	70,959
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	98,468
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	66,403
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	32,992
	TOTAL	487,382
	Communications - Telecom Wireless—0.3%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	44,232
90,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	58,861
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	97,359
130,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	94,374
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	49,681
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	65,540
95,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	87,505
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	47,754
	TOTAL	545,306
	Communications - Telecom Wirelines—0.3%
175,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	170,240
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	67,750
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	79,798
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,629
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	120,306
	TOTAL	499,723
	Consumer Cyclical - Automotive—0.3%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	138,193
100,000	Ford Motor Co., Sr. Unsecd. Note, 6.100%, 8/19/2032	98,092
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	115,804
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	75,662
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	100,986
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	61,276
	TOTAL	590,013
	Consumer Cyclical - Retailers—0.1%
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	39,979
30,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	29,306
55,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	51,891
	TOTAL	121,176
	Consumer Cyclical - Services—0.2%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	69,625
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	112,445
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	13,447
60,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	55,954
45,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	44,238
	TOTAL	295,709

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—0.4%
$ 100,000	Bacardi-Martini B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	$ 100,972
85,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	61,386
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,567
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	122,726
95,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	77,699
80,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	80,431
45,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	44,994
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	44,044
65,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	66,014
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	153,773
	TOTAL	773,606
	Consumer Non-Cyclical - Health Care—0.2%
52,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	39,031
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	23,628
85,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	63,689
60,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	59,262
50,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	48,548
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	69,738
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	52,800
25,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	25,312
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,912
	TOTAL	391,920
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	124,368
50,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	50,733
104,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	105,541
110,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	107,986
90,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	76,738
100,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	62,870
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	73,965
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	51,687
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,748
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	30,714
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,182
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	69,262
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	57,011
116,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	68,652
140,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	92,468
	TOTAL	1,074,925
	Consumer Non-Cyclical - Supermarkets—0.1%
90,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	87,986
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	67,959
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	110,637
25,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	26,181
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	58,172
	TOTAL	262,949
	Energy - Independent—0.1%
50,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	48,944

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 35,000	Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	$ 34,995
50,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	47,181
45,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	47,581
	TOTAL	178,701
	Energy - Integrated—0.0%
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	64,626
	Energy - Midstream—0.7%
60,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	60,067
65,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	64,801
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	41,891
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	107,154
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	74,699
25,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	27,033
115,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	115,798
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	66,962
130,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	127,434
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	35,497
75,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	63,902
20,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	20,961
50,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	52,356
135,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	120,887
140,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	129,467
115,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	106,345
	TOTAL	1,215,254
	Energy - Oil Field Services—0.1%
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	201,707
	Energy - Refining—0.0%
90,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	75,600
	Financial Institution - Banking—2.8%
135,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	135,017
70,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	70,907
135,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	115,351
450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	436,205
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	142,097
75,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	76,358
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,613
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	83,312
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	161,441
160,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	161,589
135,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	137,491
100,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	101,649
125,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	129,912
65,000	FNB Corp. (PA), 5.722%, 12/11/2030	64,958
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,997
175,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	167,893
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	232,962
140,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	139,075
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,308
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	388,864

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	$ 91,503
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	105,692
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	72,501
20,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	20,721
60,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	64,655
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	75,913
15,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	15,552
390,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	381,558
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	33,528
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	46,096
80,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	85,469
55,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	56,004
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	128,711
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	107,561
50,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	50,653
45,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	44,205
50,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	51,068
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	41,165
150,000	U.S. Bancorp, 4.967%, 7/22/2033	144,501
30,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	30,967
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	30,509
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	122,636
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	107,914
300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	293,777
	TOTAL	5,135,858
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,033
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	82,725
80,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	81,592
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	100,474
	TOTAL	304,824
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	149,202
	Financial Institution - Insurance - Health—0.1%
115,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	112,517
180,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	132,633
	TOTAL	245,150
	Financial Institution - Insurance - Life—0.5%
45,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	46,213
90,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	93,723
30,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	30,519
35,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	32,233
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	83,165
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	262,996
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	50,655
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	56,060
125,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	109,578
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	88,194
	TOTAL	853,336

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.3%
$ 110,000	Aon North America, Inc., 5.750%, 3/1/2054	$ 108,566
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	99,781
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	85,110
30,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,683
150,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	153,037
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	60,134
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	58,982
	TOTAL	595,293
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	132,050
90,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	88,543
135,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	134,567
70,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	71,193
135,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	131,006
	TOTAL	557,359
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	84,217
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	122,575
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	66,710
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	99,734
	TOTAL	373,236
	Financial Institution - REIT - Office—0.1%
155,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	122,211
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	98,944
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,327
	TOTAL	253,482
	Financial Institution - REIT - Other—0.0%
85,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	81,779
	Financial Institution - REIT - Retail—0.1%
90,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	96,667
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	158,232
	TOTAL	254,899
	Technology—1.2%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	65,211
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	150,416
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	38,922
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	79,984
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,361
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	65,919
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,106
50,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	48,280
45,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	44,531
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	76,221
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,924
55,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	55,276
120,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	114,150
110,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	106,329
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	33,323
40,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	38,984

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 45,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	$ 44,087
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	98,517
65,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	65,464
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	40,759
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	198,799
175,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	121,675
150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	146,675
50,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	52,405
140,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	123,214
110,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	108,020
40,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	38,702
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	38,316
35,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,765
		TOTAL	2,123,335
		Transportation - Railroads—0.2%
75,000		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 3.000%, 4/1/2025	75,000
75,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	71,461
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	95,354
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	57,519
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	113,885
		TOTAL	413,219
		Transportation - Services—0.2%
45,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	45,200
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	49,356
80,000		FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	56,942
30,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	25,660
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	72,585
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	76,337
		TOTAL	326,080
		Utility - Electric—1.2%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	152,104
70,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	71,821
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	88,784
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	77,710
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	26,240
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	121,745
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	92,129
75,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	73,942
50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,262
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	102,009
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	153,318
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,242
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	104,979
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	102,792
93,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	90,889
70,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	68,778
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	207,976
75,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	76,008
80,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	65,879

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	$ 10,176
100,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	98,378
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	116,285
100,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	98,967
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,292
		TOTAL	2,081,705
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	148,836
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,613,031)	23,467,924
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
		Commercial Mortgage—0.3%
110,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	98,696
85,000		Bank, Class A4, 3.488%, 11/15/2050	80,356
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	169,741
41,919		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	41,326
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	96,517
		TOTAL	486,636
		Federal Home Loan Mortgage Corporation—0.1%
207,578		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	193,635
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $758,327)	680,271
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Securities—0.2%
290,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.722%, 10/25/2048 (IDENTIFIED COST $289,488)	288,171
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $198,937)	193,688
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,859		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,919
1,249		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,293
3,803		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,925
4,870		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	5,036
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,748)	12,173
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,419	[3]	Federal National Mortgage Association ARM, 7.594%, 9/1/2037 (IDENTIFIED COST $1,422)	1,481
		PURCHASED CALL OPTIONS—0.1%
200	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $11,113,200, Exercise Price $590, Expiration Date 5/16/2025	53,000
200	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $11,113,200, Exercise Price $620, Expiration Date 4/17/2025	500
800	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $44,452,800, Exercise Price $585, Expiration Date 4/17/2025	66,800
800	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $44,452,800, Exercise Price $595, Expiration Date 4/17/2025	14,800
800	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $44,452,800, Exercise Price $610, Expiration Date 4/17/2025	3,600
800	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $44,452,800, Exercise Price $610, Expiration Date 5/16/2025	34,000

Shares, Principal Amount or Contracts			Value
		PURCHASED CALL OPTIONS—continued
800	[1]	SPDR S&P 500 ETF Trust (CALL-Option), Notional Amount $44,452,800, Exercise Price $625, Expiration Date 5/16/2025	$ 10,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $475,858)	182,700
		PURCHASED PUT OPTIONS—0.1%
100	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $5,556,600, Exercise Price $550, Expiration Date 4/17/2025	65,700
300	[1]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $16,669,800, Exercise Price $540, Expiration Date 4/11/2025	92,400
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $110,219)	158,100
		INVESTMENT COMPANIES—20.0%
64,235		Bank Loan Core Fund	551,135
191,910		Emerging Markets Core Fund	1,661,939
332,222		Federated Hermes High Income Bond Fund II, Class P	1,787,358
1,180		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,504
3,140,385		Mortgage Core Fund	26,190,812
691,866		Project and Trade Finance Core Fund	6,150,687
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,647,673)	36,353,435
		REPURCHASE AGREEMENT—0.8%
$1,487,000		Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $1,487,000)	1,487,000
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $168,386,697)	178,819,928
		OTHER ASSETS AND LIABILITIES - NET—1.5%	2,797,024
		NET ASSETS—100%	$181,616,952
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	160	$45,226,000	June 2025	$(290,256)
United States Treasury Notes 2-Year Long Futures	45	$9,322,734	June 2025	$19,023
United States Treasury Notes 5-Year Long Futures	45	$4,867,031	June 2025	$45,979
United States Treasury Notes 10-Year Ultra Long Futures	6	$684,750	June 2025	$772
United States Treasury Ultra Bond Long Futures	3	$366,750	June 2025	$(9,007)
Short Futures:
United States Treasury Notes 10-Year Short Futures	491	$54,608,406	June 2025	$(427,825)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(661,314)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers, during the period ended March 31, 2025, were as follows:
Affiliates	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2025	Shares Held as of 3/31/2025	Dividend Income
Bank Loan Core Fund	$548,535	$9,611	$—	$(7,011)	$—	$551,135	64,235	$9,610
Emerging Markets Core Fund	$2,603,116	$57,271	$(1,000,000)	$(120,155)	$121,707	$1,661,939	191,910	$43,886
Federated Hermes High Income Bond Fund II, Class P	$3,250,926	$167,080	$(1,500,000)	$(180,222)	$49,574	$1,787,358	332,222	$167,081
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,237	$103	$—	$164	$—	$11,504	1,180	$141
Mortgage Core Fund	$27,825,913	$322,746	$(2,500,000)	$866,965	$(324,812)	$26,190,812	3,140,385	$322,130
Project and Trade Finance Core Fund	$6,022,842	$100,342	$—	$27,503	$—	$6,150,687	691,866	$81,496
TOTAL OF AFFILIATED TRANSACTIONS	$40,262,569	$657,153	$(5,000,000)	$587,244	$(153,531)	$36,353,435	4,421,798	$624,344

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,419,560	$—	$1,008	$71,420,568
International	6,176,477	679,478	—	6,855,955
Debt Securities:
U.S. Treasuries	—	37,718,462	—	37,718,462
Corporate Bonds	—	23,467,924	—	23,467,924
Collateralized Mortgage Obligations	—	680,271	—	680,271
Commercial Mortgage-Backed Securities	—	288,171	—	288,171
Foreign Governments/Agency	—	193,688	—	193,688
Mortgage-Backed Securities	—	12,173	—	12,173
Adjustable Rate Mortgages	—	1,481	—	1,481
Purchased Call Options	182,700	—	—	182,700
Purchased Put Options	158,100	—	—	158,100
Investment Companies	30,202,748	—	—	30,202,748
Other Investments[1]	—	—	—	6,150,687
Repurchase Agreement	—	1,487,000	—	1,487,000
TOTAL SECURITIES	$108,139,585	$64,528,648	$1,008	$178,819,928
Other Financial Instruments:[2]
Assets	$65,774	$—	$—	$65,774
Liabilities	(727,088)	—	—	(727,088)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(661,314)	$—	$—	$(661,314)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $6,150,687 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt